VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

October 24, 2016

BY EDGARLINK

Kimberly Browning, Esq.

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Separate Account B of Voya Insurance and Annuity Company

             Post-Effective Amendment No. 30 to Registration Statement on Form N-4

             Prospectus Title:  Voya Architect Variable Annuity

             File Nos.:  333-133944 and 811-05626

Dear Ms. Browning:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 with respect to deferred combination variable and fixed annuity contracts (the “Contracts”) offered by the Company through the Account.

The purpose of this filing is to add disclosure via supplement regarding a limited time Enhanced Surrender Value buy back offer (the “Offer”) for Contracts with certain versions of the Minimum Guaranteed Income Benefit Rider. We intend to make the Offer to eligible contract owners who purchased the Minimum Guaranteed Income Benefit Rider with Form Numbers IU-RA-1047 (01/05) and IU-RA-1047 (08/06)) (the “MGIB Rider”). If a Contract owner accepts the Offer, their existing Contract, plus any optional living benefit rider benefits, will terminate in exchange for an enhanced cash surrender value benefit.

Please note that information within brackets in the Offer supplement is subject to change but will be finalized, and the brackets removed, in the subsequent 485(b) filing to incorporate any comments that you may have.

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U.S. Securities Exchange Commission

Page Two

It is proposed that this Registration Statement become effective no later than December 23, 2016.

A copy of this Offer supplement is being sent to you under separate cover.

If you have any questions, please call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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